UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22582

Western Asset Middle Market Income Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)777-0102

Date of fiscal year end: April 30

Date of reporting period: July 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET MIDDLE MARKET INCOME FUND INC.

FORM N-Q

JULY 31, 2015

WESTERN ASSET MIDDLE MARKET INCOME FUND INC.

Schedule of investments (unaudited)	July 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 87.7%
CONSUMER DISCRETIONARY - 19.7%
Hotels, Restaurants & Leisure - 7.7%
24 Hour Holdings III LLC, Senior Notes	8.000%	6/1/22	$3,500,000	$2,800,000	(a)
CEC Entertainment Inc., Senior Notes	8.000%	2/15/22	4,000,000	4,070,000
Golden Nugget Escrow Inc., Senior Notes	8.500%	12/1/21	5,000,000	5,225,000	(a)
Greektown Holdings LLC/Greektown Mothership Corp., Senior Secured Notes	8.875%	3/15/19	5,000,000	5,325,000	(a)(b)
Inn of the Mountain Gods Resort & Casino, Senior Secured Notes	9.250%	11/30/20	3,491,169	3,272,971	(a)
Nathan’s Famous Inc., Senior Secured Notes	10.000%	3/15/20	220,000	235,125	(a)

Total Hotels, Restaurants & Leisure				20,928,096

Household Durables - 2.0%
APX Group Inc., Senior Notes	8.750%	12/1/20	6,000,000	5,475,000	(b)

Media - 4.9%
Gibson Brands Inc., Senior Secured Notes	8.875%	8/1/18	6,500,000	6,418,750	(a)(b)
New Cotai LLC/New Cotai Capital Corp., Senior Secured Notes	10.625%	5/1/19	7,763,505	6,831,884	(a)(c)

Total Media				13,250,634

Specialty Retail - 1.0%
Guitar Center Inc., Senior Bonds	9.625%	4/15/20	3,260,000	2,608,000	(a)

Textiles, Apparel & Luxury Goods - 4.1%
American Achievement Corp., Secured Notes	10.875%	4/15/16	3,000,000	2,955,000	(a)(b)
Chinos Intermediate Holdings A Inc., Senior Notes	7.750%	5/1/19	4,000,000	2,750,000	(a)(c)
Empire Today LLC/Empire Today Finance Corp., Senior Secured Notes	11.375%	2/1/17	7,000,000	5,495,000	(a)

Total Textiles, Apparel & Luxury Goods				11,200,000

TOTAL CONSUMER DISCRETIONARY				53,461,730

CONSUMER STAPLES - 5.5%
Beverages - 0.2%
Carolina Beverage Group LLC/Carolina Beverage Group Finance Inc., Secured Notes	10.625%	8/1/18	500,000	492,500	(a)

Food & Staples Retailing - 2.9%
Beverages & More Inc., Senior Secured Notes	10.000%	11/15/18	7,750,000	7,740,312	(a)

Household Products - 0.8%
Sun Products Corp., Senior Notes	7.750%	3/15/21	2,500,000	2,281,250	(a)(b)

Tobacco - 1.6%
Alliance One International Inc., Secured Notes	9.875%	7/15/21	5,000,000	4,406,250

TOTAL CONSUMER STAPLES				14,920,312

ENERGY - 14.8%
Energy Equipment & Services - 1.9%
KCA Deutag UK Finance PLC, Senior Secured Notes	7.250%	5/15/21	5,000,000	4,025,000	(a)
Sierra Hamilton LLC/Sierra Hamilton Finance Inc., Senior Secured Notes	12.250%	12/15/18	1,500,000	1,125,000	(a)(b)

Total Energy Equipment & Services				5,150,000

Oil, Gas & Consumable Fuels - 12.9%
American Energy-Permian Basin LLC/AEPB Finance Corp., Secured Notes	8.000%	6/15/20	590,000	561,975	(a)
Bonanza Creek Energy Inc., Senior Notes	5.750%	2/1/23	2,025,000	1,650,375
Comstock Resources Inc., Senior Secured Notes	10.000%	3/15/20	2,520,000	2,236,500	(a)
EXCO Resources Inc., Senior Notes	8.500%	4/15/22	4,000,000	1,420,000
Gastar Exploration Inc., Senior Secured Notes	8.625%	5/15/18	4,000,000	3,500,000
Halcon Resources Corp., Senior Notes	8.875%	5/15/21	7,000,000	3,675,000

See Notes to Schedule of Investments.

WESTERN ASSET MIDDLE MARKET INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Linc USA GP/Linc Energy Finance USA Inc., Secured Notes	12.500%	10/31/17	$5,000,000	$1,312,500	(a)
Magnum Hunter Resources Corp., Senior Notes	9.750%	5/15/20	7,000,000	5,390,000
Murray Energy Corp., Senior Secured Notes	11.250%	4/15/21	2,900,000	1,798,000	(a)(b)
Natural Resource Partners LP/Natural Resource Partners Finance Corp., Senior Notes	9.125%	10/1/18	4,465,000	3,237,125
New Gulf Resources LLC/NGR Finance Corp., Senior Secured Notes	12.250%	5/15/19	3,670,000	1,816,650
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	7.500%	2/15/22	3,070,000	3,093,025	(a)
Rice Energy Inc., Senior Notes	6.250%	5/1/22	2,000,000	1,900,000	(b)
RSP Permian Inc., Senior Notes	6.625%	10/1/22	2,000,000	2,025,000	(a)
Samson Investment Co., Senior Notes	9.750%	2/15/20	4,000,000	4,400
Sanchez Energy Corp., Senior Notes	6.125%	1/15/23	1,710,000	1,393,650

Total Oil, Gas & Consumable Fuels				35,014,200

TOTAL ENERGY				40,164,200

FINANCIALS - 3.7%
Consumer Finance - 3.1%
Stearns Holdings Inc., Senior Secured Notes	9.375%	8/15/20	4,695,000	4,706,737	(a)(b)
TMX Finance LLC/TitleMax Finance Corp., Senior Secured Notes	8.500%	9/15/18	4,500,000	3,600,000	(a)(b)

Total Consumer Finance				8,306,737

Real Estate Management & Development - 0.6%
Paris Las Vegas Holding LLC/Harrah’s Las Vegas LLC/Flamingo Las Vegas Holding LLC, Secured Notes	11.000%	10/1/21	2,000,000	1,700,000

TOTAL FINANCIALS				10,006,737

HEALTH CARE - 3.6%
Health Care Equipment & Supplies - 0.6%
DJO Finance LLC/DJO Finance Corp., Secured Notes	10.750%	4/15/20	1,500,000	1,535,625	(a)(b)

Health Care Providers & Services - 3.0%
BioScrip Inc., Senior Notes	8.875%	2/15/21	4,000,000	3,315,000
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	5,155,000	4,845,700	(b)

Total Health Care Providers & Services				8,160,700

TOTAL HEALTH CARE				9,696,325

INDUSTRIALS - 20.1%
Aerospace & Defense - 2.6%
CBC Ammo LLC/CBC FinCo Inc., Senior Notes	7.250%	11/15/21	3,254,000	3,123,840	(a)(b)
Heligear Acquisition Co., Senior Secured Bonds	10.250%	10/15/19	4,000,000	4,020,000	(a)(b)(d)

Total Aerospace & Defense				7,143,840

Commercial Services & Supplies - 2.4%
Garda World Security Corp., Senior Notes	7.250%	11/15/21	3,280,000	3,083,200	(a)
Monitronics International Inc., Senior Notes	9.125%	4/1/20	3,650,000	3,558,750

Total Commercial Services & Supplies				6,641,950

Construction & Engineering - 8.6%
Ausdrill Finance Pty Ltd., Senior Notes	6.875%	11/1/19	5,000,000	3,900,000	(a)(b)
Brundage-Bone Concrete Pumping Inc., Senior Secured Notes	10.375%	9/1/21	5,000,000	5,250,000	(a)(b)
HC2 Holdings Inc., Senior Secured Notes	11.000%	12/1/19	4,500,000	4,573,125	(a)(b)
Michael Baker Holdings LLC/Michael Baker Finance Corp., Senior Notes	8.875%	4/15/19	5,000,000	4,550,000	(a)(b)(c)
Modular Space Corp., Secured Notes	10.250%	1/31/19	6,465,000	5,075,025	(a)(b)

Total Construction & Engineering				23,348,150

See Notes to Schedule of Investments.

WESTERN ASSET MIDDLE MARKET INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Electrical Equipment - 0.7%
Interface Grand Master Holdings Inc., Senior Notes	17.000%	8/15/19	$2,000,000	$1,998,750	(c)

Marine - 1.2%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	3,260,000	3,223,325	(a)

Road & Rail - 2.3%
Florida East Coast Holdings Corp., Senior Notes	9.750%	5/1/20	5,500,000	5,225,000	(a)
Jack Cooper Holdings Corp., Senior Secured Notes	10.250%	6/1/20	1,000,000	922,500	(a)

Total Road & Rail				6,147,500

Transportation - 2.3%
JCH Parent Inc., Senior Notes	10.500%	3/15/19	4,753,125	3,374,719	(a)(b)(c)
Syncreon Group BV/Syncreon Global Finance U.S. Inc., Senior Notes	8.625%	11/1/21	3,700,000	2,793,500	(a)

Total Transportation				6,168,219

TOTAL INDUSTRIALS				54,671,734

INFORMATION TECHNOLOGY - 5.0%
Electronic Equipment, Instruments & Components - 1.9%
Interface Security Systems Holdings Inc./Interface Security Systems LLC, Senior Secured Notes	9.250%	1/15/18	5,000,000	5,125,000	(b)

Internet Software & Services - 2.2%
Ancestry.com Holdings LLC, Senior Notes	9.625%	10/15/18	5,734,000	5,906,020	(a)(b)(c)

IT Services - 0.9%
Compiler Finance Subordinated Inc., Senior Notes	7.000%	5/1/21	3,350,000	2,504,125	(a)(b)

TOTAL INFORMATION TECHNOLOGY				13,535,145

MATERIALS - 13.3%
Chemicals - 3.6%
Eco Services Operations LLC/Eco Finance Corp., Senior Notes	8.500%	11/1/22	1,500,000	1,496,250	(a)
Jac Holding Corp., Senior Secured Notes	11.500%	10/1/19	6,560,000	6,674,800	(a)(b)
Techniplas LLC, Senior Secured Notes	10.000%	5/1/20	1,660,000	1,647,550	(a)(b)

Total Chemicals				9,818,600

Construction Materials - 0.7%
NWH Escrow Corp., Senior Secured Notes	7.500%	8/1/21	1,930,000	1,794,900	(a)(b)

Containers & Packaging - 1.3%
Consolidated Container Co., LLC/Consolidated Container Capital Inc., Senior Notes	10.125%	7/15/20	4,000,000	3,620,000	(a)(b)

Metals & Mining - 6.6%
Barminco Finance Pty Ltd., Senior Notes	9.000%	6/1/18	6,000,000	5,445,000	(a)(b)
Coeur Mining Inc., Senior Notes	7.875%	2/1/21	6,733,000	4,439,606	(b)
Prince Mineral Holding Corp., Senior Secured Notes	11.500%	12/15/19	4,700,000	4,300,500	(a)(b)
Thompson Creek Metals Co. Inc., Senior Notes	12.500%	5/1/19	5,000,000	3,768,750

Total Metals & Mining				17,953,856

See Notes to Schedule of Investments.

WESTERN ASSET MIDDLE MARKET INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Paper & Forest Products - 1.1%
Appvion Inc., Secured Notes	9.000%	6/1/20	$3,020,000	$1,676,100	(a)(b)
Verso Paper Holdings LLC/Verso Paper Inc., Senior Secured Notes	11.750%	1/15/19	2,660,000	1,197,000	(b)

Total Paper & Forest Products				2,873,100

TOTAL MATERIALS				36,060,456

UTILITIES - 2.0%
Electric Utilities - 0.8%
NRG REMA LLC, Pass-Through Certificates, Senior Secured Bonds	9.681%	7/2/26	2,000,000	2,130,000	(b)

Independent Power and Renewable Electricity Producers - 1.2%
Mirant Mid Atlantic LLC, Pass-Through Certificates, Secured Bonds	10.060%	12/30/28	2,922,883	3,178,636	(b)

TOTAL UTILITIES				5,308,636

TOTAL CORPORATE BONDS & NOTES (Cost - $273,533,299)				237,825,275

SENIOR LOANS - 19.4%
CONSUMER DISCRETIONARY - 2.9%
Diversified Consumer Services - 0.7%
Affinion Group Inc., Second Lien Term Loan	8.500%	10/12/18	2,000,000	1,805,000	(e)(f)

Household Durables - 1.1%
Libbey Glass Inc., Term Loan B	3.750%	4/9/21	2,984,925	2,977,462	(e)(f)

Specialty Retail - 0.2%
Spencer Gifts LLC, Second Lien Term Loan	9.250%	11/12/21	630,000	637,875	(e)(f)

Textiles, Apparel & Luxury Goods - 0.9%
TOMS Shoes LLC, Term Loan B	6.500%	10/28/20	2,523,675	2,364,368	(e)(f)

TOTAL CONSUMER DISCRETIONARY				7,784,705

CONSUMER STAPLES - 4.6%
Food Products - 4.6%
AdvancePierre Foods Inc., Second Lien Term Loan	9.500%	10/10/17	5,000,000	5,100,000	(e)(f)
CSM Bakery Solutions LLC, Second Lien Term Loan	8.750%	7/3/21	4,000,000	3,820,000	(e)(f)
Shearer’s Foods Inc., Second Lien Term Loan	7.750%	6/30/22	3,500,000	3,473,750	(e)(f)

TOTAL CONSUMER STAPLES				12,393,750

ENERGY - 2.7%
Oil, Gas & Consumable Fuels - 2.7%
Arch Coal Inc., Term Loan B	6.250%	5/16/18	4,961,725	2,852,992	(e)(f)
Bowie Resource Holdings LLC, Second Lien Delayed Draw Term Loan	11.750%	2/16/21	3,000,000	2,857,500	(e)(f)
Quicksilver Resources Inc., New Second Lien Term Loan	7.000%	6/21/19	3,000,000	1,715,001	(e)(f)

TOTAL ENERGY				7,425,493

See Notes to Schedule of Investments.

WESTERN ASSET MIDDLE MARKET INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FINANCIALS - 1.0%
Diversified Financial Services - 1.0%
BATS Global Markets Inc., Term Loan B2	5.750%	1/31/20	$2,850,699	$2,868,516	(e)(f)

HEALTH CARE - 2.6%
Health Care Equipment & Supplies - 0.2%
Lantheus Medical Imaging Inc., Term Loan	7.000%	10/15/22	600,000	593,250	(e)(f)

Health Care Providers & Services - 1.3%
Radnet Management Inc., Second Lien Term Loan	8.000%	3/25/21	3,500,000	3,460,625	(e)(f)

Pharmaceuticals - 1.1%
Akorn Inc., Term Loan B	4.500%	4/16/21	2,984,962	2,998,642	(e)(f)

TOTAL HEALTH CARE				7,052,517

INDUSTRIALS - 1.7%
Aerospace & Defense - 0.2%
WP CPP Holdings LLC, New Second Lien Term Loan	8.750%	4/30/21	492,500	494,963	(e)(f)

Transportation - 1.5%
Commercial Barge Line Co., Second Lien Term Loan	10.750%	3/22/20	4,000,000	4,080,000	(e)(f)

TOTAL INDUSTRIALS				4,574,963

INFORMATION TECHNOLOGY - 1.5%
Electronic Equipment, Instruments & Components - 1.5%
Allflex Holdings III Inc., New Second Lien Term Loan	8.000%	7/19/21	4,000,000	4,033,752	(e)(f)

MATERIALS - 1.1%
Containers & Packaging - 0.7%
Hilex Poly Co., LLC, Second Lien Term Loan	9.750%	5/22/22	1,980,000	1,982,475	(e)(f)

Paper & Forest Products - 0.4%
NewPage Corp., Term Loan	9.500%	2/11/21	1,495,510	1,054,335	(e)(f)

TOTAL MATERIALS				3,036,810

UTILITIES - 1.3%
Electric Utilities - 1.3%
Panda Temple Power LLC, 2015 Term Loan B	7.250%	3/4/22	3,700,725	3,571,200	(e)(f)

TOTAL SENIOR LOANS (Cost - $54,988,326)				52,741,706

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $328,521,625)				290,566,981

			SHARES
SHORT-TERM INVESTMENTS - 8.3%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $22,597,174)	0.118%		22,597,174	22,597,174

TOTAL INVESTMENTS - 115.4% (Cost - $351,118,799#)				313,164,155
Liabilities in Excess of Other Assets - (15.4)%				(41,808,697)

TOTAL NET ASSETS - 100.0%				$271,355,458

See Notes to Schedule of Investments.

WESTERN ASSET MIDDLE MARKET INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2015

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(d)	Illiquid security.

(e)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(f)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Middle Market Income Fund Inc. (the “Fund”) was incorporated in Maryland on June 29, 2011 and is registered as a non-diversified, limited-term, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced operations on August 26, 2014. The Fund’s primary investment objective is to provide high income. As a secondary objective, the Fund seeks capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its managed assets, which are the net assets of the Fund plus the principal amount of any borrowings and any preferred stock that may be outstanding, in securities, including loans, issued by middle market companies. For investment purposes, ‘‘middle market” refers to companies with annual revenues of between $100 million and $1 billion at the time of investment by the Fund. It is anticipated that the Fund will terminate on December 30, 2022.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Corporate bonds & notes:
Utilities	—	$3,178,636	$2,130,000	$5,308,636
Other corporate bonds & notes	—	232,516,639	—	232,516,639
Senior loans:
Consumer discretionary		4,169,368	3,615,337	7,784,705
Consumer staples	—	3,820,000	8,573,750	12,393,750
Industrials	—	494,963	4,080,000	4,574,963
Materials	—	1,054,335	1,982,475	3,036,810
Utilities	—	—	3,571,200	3,571,200
Other senior loans	—	21,380,278	—	21,380,278

Total long-term investments	—	$266,614,219	$23,952,762	$290,566,981

Short-term investments†	$22,597,174	—	—	22,597,174

Total investments	$22,597,174	$266,614,219	$23,952,762	$313,164,155

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	CORPORATE BONDS & NOTES	SENIOR LOANS
INVESTMENTS IN SECURITIES	UTILITIES	CONSUMER DISCRETIONARY	CONSUMER STAPLES	ENERGY	HEALTH CARE
Balance as of April 30, 2015	$2,170,000	—	$11,283,092	$2,925,000	$3,513,125
Accrued premiums/discounts	(2,534)	$36	12,996	570	1,342
Realized gain (loss)	—	—	151,011	—	—
Change in unrealized appreciation (depreciation)[1]	(37,466)	10,989	(140,290)	(68,070)	(53,842)
Purchases	—	626,850	—	—	—
Sales	—	—	(4,013,059)	—	—
Transfers into Level 3[2]	—	2,977,462	5,100,000	—	—
Transfers out of Level 3[3]	—	—	(3,820,000)	(2,857,500)	(3,460,625)

Balance as of July 31, 2015	$2,130,000	$3,615,337	$8,573,750	—	—

Net change in unrealized appreciation (depreciation) for investments in securities still held at July 31, 2015[1]	$(37,466)	$10,989	$(27,942)	—	—

	SENIOR LOANS
INVESTMENTS IN SECURITIES (CONT’D)	INDUSTRIALS	MATERIALS	UTILITIES	TOTAL
Balance as of April 30, 2015	$4,080,000	—	—	$23,971,217
Accrued premiums/discounts	(695)	—	—	11,715
Realized gain (loss)	—	—	—	151,011
Change in unrealized appreciation (depreciation)[1]	695	—	—	(287,984)
Purchases	—	—	—	626,850
Sales	—	—	—	(4,013,059)
Transfers into Level 3[2]	—	$1,982,475	$3,571,200	13,631,137
Transfers out of Level 3[3]	—	—	—	(10,138,125)

Balance as of July 31, 2015	$4,080,000	$1,982,475	$3,571,200	$23,952,762

Net change in unrealized appreciation (depreciation) for investments in securities still held at July 31, 2015[1]	$695	—	—	$(53,724)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

2. Investments

At July 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,557,206
Gross unrealized depreciation	(40,511,850)

Net unrealized depreciation	$(37,954,644)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Middle Market Income Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 21, 2015